Settlement Expenses - Additional Information (Details)		1 Months Ended	12 Months Ended
	Aug. 24, 2020	Jul. 31, 2019 CNY (¥) item	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Loss Contingencies [Line Items]
Share-based settlement expense					¥ 19,908,000
Camsing Incident
Loss Contingencies [Line Items]
Number of investors affected | item		818	818
Amount of investment repayment default		¥ 3,400,000,000
Number of investors accepted the settlement | item			595
Percentage of investors accepted the settlement plan			72.70%	72.70%
Investors certain Portion of amount in outstanding investments			¥ 2,600,000,000
Investor's outstanding investments			3,400,000,000	¥ 3,400,000,000
Percentage of outstanding fund agreed for settlement				75.40%
Share-based settlement expense			¥ 0	¥ 0
Class A ordinary shares
Loss Contingencies [Line Items]
Number of shares authorized to issue annually, share based settlement plan, percent	1.60%
Shares authorized to issue annually, share based settlement plan, period	10 years